Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	¥ (36,239)	¥ (23,402)
Intangible assets, net	66,150	26,984		$ 10,167
Amortization expenses	12,837	9,221	¥ 6,532
Estimated amortization expenses of the existing intangible assets for the next five years
2018	19,739
2019	17,506
2020	13,546
2021	4,258
2022	2,949
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	85,928	49,426
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	841	960
Supplier relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 15,620	¥ 0